Revenue (Details) - Schedule of disaggregation of revenue categorized by commodities sold - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gold
Total sales revenue	$ 127,072,000	$ 58,245,000
Total derivative pricing adjustments	2,094,000	(48,000)
Gross revenue	129,166,000	58,197,000
Proceeds before intended use		247,000
Treatment and selling costs	(44,150,000)	(13,393,000)
Total	85,016,000	45,051,000
Gold [Member]
Gold
Sales revenue		4,027,000
Derivative pricing adjustments
Gross revenue		4,027,000
Silver [Member]
Gold
Sales revenue	37,084,000	27,438,000
Derivative pricing adjustments	758,000	(267,000)
Gross revenue	37,842,000	27,171,000
Zinc [Member]
Gold
Sales revenue	59,262,000	5,973,000
Derivative pricing adjustments	1,280,000	96,000
Gross revenue	60,542,000	6,069,000
Lead [Member]
Gold
Sales revenue	29,731,000	20,617,000
Derivative pricing adjustments	(164,000)	169,000
Gross revenue	29,567,000	20,786,000
Other by-products [Member]
Gold
Sales revenue	995,000	190,000
Derivative pricing adjustments	220,000	(46,000)
Gross revenue	$ 1,215,000	$ 144,000